Segment reporting - Schedule of Selected Financial Information by Segment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenues	€ 1,916,947	€ 1,946,647	€ 1,904,549
Profit before taxes	140,042	130,608	169,094
Financial income	(41,509)	(26,028)	(37,282)
Financial expenses	50,471	51,995	68,121
Foreign exchange gains	(9,000)	11,338	5,262
Result from investments accounted for using the equity method	(524)	(1,061)	2,953
Operating profit	139,480	166,852	208,148
Transaction costs related to business acquisitions		33	6,001
Severance indemnities and provision for severance expenses	7,999	4,878	4,002
Legal costs for trademark dispute	442	1,061	2,168
Costs related to the business combination			2,140
Net impairment of leased and owned stores	15,039	11,196	1,782
Special donations for social responsibility			100
Net income related to lease agreements			(4,129)
Adjusted EBIT		184,020	220,212
Depreciation and amortization	(244,884)	(224,754)	(193,170)
Selling, general and administrative expenses
Disclosure of operating segments [line items]
Costs related to the business combination			2,034
Cost of sales
Disclosure of operating segments [line items]
Costs related to the business combination			€ 106
Norda Run
Disclosure of operating segments [line items]
Proportion of ownership interest in associate			25.00%
Property, plant and equipment
Disclosure of operating segments [line items]
Net impairment of leased and owned stores	5,026	3,233	€ 915
Right-of-use assets
Disclosure of operating segments [line items]
Net impairment of leased and owned stores	9,941	7,905	832
Intangible assets other than goodwill
Disclosure of operating segments [line items]
Net impairment of leased and owned stores	72	58	35
Operating segments | Zegna segment
Disclosure of operating segments [line items]
Revenues	1,363,177	1,348,839	1,322,045
Transaction costs related to business acquisitions		0	0
Severance indemnities and provision for severance expenses	3,899	2,688	1,166
Legal costs for trademark dispute	0	0	0
Costs related to the business combination			1,066
Net impairment of leased and owned stores	4,129	4,150	854
Special donations for social responsibility			0
Net income related to lease agreements			(4,129)
Adjusted EBIT	196,708	187,598	193,466
Depreciation and amortization	(172,735)	(157,482)	(139,902)
Operating segments | Thom Browne segment
Disclosure of operating segments [line items]
Revenues	268,899	314,818	380,287
Transaction costs related to business acquisitions		0	263
Severance indemnities and provision for severance expenses	3,079	0	0
Legal costs for trademark dispute	442	1,061	2,168
Costs related to the business combination			98
Net impairment of leased and owned stores	495	2,957	18
Special donations for social responsibility			0
Net income related to lease agreements			0
Adjusted EBIT	952	27,319	58,969
Depreciation and amortization	(30,325)	(28,001)	(27,214)
Operating segments | Tom Ford Fashion
Disclosure of operating segments [line items]
Revenues	317,056	314,514	235,544
Transaction costs related to business acquisitions		0	0
Severance indemnities and provision for severance expenses	1,021	1,464	2,836
Legal costs for trademark dispute	0	0	0
Costs related to the business combination			0
Net impairment of leased and owned stores	10,415	4,089	910
Special donations for social responsibility			0
Net income related to lease agreements			0
Adjusted EBIT	(15,539)	(10,116)	(1,741)
Depreciation and amortization	(41,734)	(39,198)	(26,008)
Operating segments | Corporate
Disclosure of operating segments [line items]
Revenues	0	0	0
Transaction costs related to business acquisitions		33	5,738
Severance indemnities and provision for severance expenses	0	726	0
Legal costs for trademark dispute	0	0	0
Costs related to the business combination			976
Net impairment of leased and owned stores	0	0	0
Special donations for social responsibility			100
Net income related to lease agreements			0
Adjusted EBIT	(19,044)	(19,977)	(30,423)
Depreciation and amortization	(90)	(73)	(46)
Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenues	(32,185)	(31,524)	(33,327)
Transaction costs related to business acquisitions		0	0
Severance indemnities and provision for severance expenses	0	0	0
Legal costs for trademark dispute	0	0	0
Costs related to the business combination			0
Net impairment of leased and owned stores	0	0	0
Special donations for social responsibility			0
Net income related to lease agreements			0
Adjusted EBIT	(117)	(804)	(59)
Depreciation and amortization	0	0	0
From Third Parties
Disclosure of operating segments [line items]
Revenues	1,916,947	1,946,647	1,904,549
Adjusted EBIT	162,960
Depreciation and amortization	(244,884)
From Third Parties | Operating segments | Zegna segment
Disclosure of operating segments [line items]
Revenues	1,331,422	1,317,421	1,290,608
From Third Parties | Operating segments | Thom Browne segment
Disclosure of operating segments [line items]
Revenues	268,469	314,712	378,410
From Third Parties | Operating segments | Tom Ford Fashion
Disclosure of operating segments [line items]
Revenues	317,056	314,514	235,531
From Third Parties | Operating segments | Corporate
Disclosure of operating segments [line items]
Revenues	0	0	0
Inter Segment Revenue | Operating segments | Zegna segment
Disclosure of operating segments [line items]
Revenues	31,755	31,418	31,437
Inter Segment Revenue | Operating segments | Thom Browne segment
Disclosure of operating segments [line items]
Revenues	430	106	1,877
Inter Segment Revenue | Operating segments | Tom Ford Fashion
Disclosure of operating segments [line items]
Revenues	0	0	13
Inter Segment Revenue | Operating segments | Corporate
Disclosure of operating segments [line items]
Revenues	0	0	0
Inter Segment Revenue | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenues	€ (32,185)	€ (31,524)	€ (33,327)